UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                  March 31, 2003

Check here if Amendment             [ ]; Amendment Number: N/A
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ShareInVest Research L.P.
Address:          c/o The Millburn Corporation
                  1270 Avenue of the Americas
                  New York, New York  10020

Form 13F File Number:      28-05309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth P. Pearlman
Title:   Principal of ShareInVest Research L.P.
Phone:   212-332-7327

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman       New York, New York        May 9, 2003
-----------------------       ------------------        -----------
    Kenneth P. Pearlman

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  N/A


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          34

Form 13F Information Table Value Total:     $90,704
                                          (thousands)

List of Other Included Managers:               None


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                                                              FORM 13F INFORMATION TABLE

             COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6     COLUMN 7        COLUMN 8
             --------              --------     --------   --------        --------       --------     --------        --------
                                                             VALUE    SHRS OR SH/ PUT/   INVESTMENT      OTHER     VOTING AUTHORITY
          NAME OF ISSUER        TITLE OF CLASS    CUSIP    (X$1000)   PRN AMT PRN CALL   DISCRETION    MANAGERS    SOLE SHARED NONE
          --------------        --------------    -----    --------   ----------------   ----------    --------    ----------------
ALLIANCE GAMING CORP                COM NEW     01859P609    2,334    155,600  SH           Sole          N/A      155,600
AMERICAN AXLE & MFG HLDGS INC         COM       024061103    8,734    415,100  SH           Sole          N/A      415,100
AMERICAN EAGLE OUTFITTERS NEW         COM       02553E106    2,269    156,250  SH           Sole          N/A      156,250
BEST BUY INC                          COM       086516101      854     31,650  SH           Sole          N/A       31,650
BOYDS COLLECTION LTD                  COM       103354106      831    153,900  SH           Sole          N/A      153,900
C H ROBINSON WORLDWIDE INC            COM       12541W100      7          200  SH           Sole          N/A          200
CARMAX, INC                           COM       143130102      649     44,534  SH           Sole          N/A       44,534
CENTEX CORP                           COM       152312104    2,267     41,700  SH           Sole          N/A       41,700
CIRCUIT CITY STORE INC                COM       172737108      730    140,300  SH           Sole          N/A      140,300
COVENANT TRANS INC                   CL A       22284P105    1,539     90,600  SH           Sole          N/A       90,600
DOLLAR GEN CORP                       COM       256669102    1,581    129,500  SH           Sole          N/A      129,500
DOLLAR TREE STORES INC                COM       256747106    1,130     56,800  SH           Sole          N/A       56,800
ETHAN ALLEN INTERIORS INC             COM       297602104    1,623     55,150  SH           Sole          N/A       55,150
GAP INC DEL                           COM       364760108    2,565    177,000  SH           Sole          N/A      177,000
GENENTECH INC                       COM NEW     368710406    5,469    156,200  SH           Sole          N/A      156,200
GOOD GUYS INC                         COM       382091106      604    400,000  SH           Sole          N/A      400,000
GRUPO TMM S A DE CV              SP ADR A SHS   40051D105      331     84,300  SH           Sole          N/A       84,300
HEARTLAND EXPRESS INC                 COM       422347104    3,443    179,525  SH           Sole          N/A      179,525
HUNT J B TRANS SVCS INC               COM       445658107    2,102     78,100  SH           Sole          N/A       78,100
KNIGHT TRANSN INC                     COM       499064103    4,334    220,098  SH           Sole          N/A      220,098
KOHLS CORP                            COM       500255104    4,516     79,816  SH           Sole          N/A       79,816
LOWES COS INC                         COM       548661107    3,591     88,000  SH           Sole          N/A       88,000
MAGNA ENTMT CORP                     CL A       559211107    1,434    332,600  SH           Sole          N/A      332,600
MAXIM INTEGRATED PRODS INC            COM       57772K101    4,284    118,600  SH           Sole          N/A      118,600
MEDTRONIC INC                         COM       585055106    5,171    114,600  SH           Sole          N/A      114,600
OLD DOMINION FREIGHT LINE INC         COM       679580100    2,322     73,700  SH           Sole          N/A       73,700
PROFESSIONAL STAFF PLC           SPONSORED ADR  74315R105      275    171,900  SH           Sole          N/A      171,900
RARE HOSPITALITY INTL INC             COM       753820109    6,545    235,100  SH           Sole          N/A      235,100
RYANAIR HLDGS PLC                SPONSORED ADR  783513104    5,821    139,800  SH           Sole          N/A      139,800
STAPLES INC                           COM       855030102    7,592    414,197  SH           Sole          N/A      414,197
SUPERTEX INC                          COM       868532102      601     43,700  SH           Sole          N/A       43,700
TWEETER HOME ENTMT GROUP INC          COM       901167106    2,105    441,400  SH           Sole          N/A      441,400
URBAN OUTFITTERS INC                  COM       917047102    1,168     51,900  SH           Sole          N/A       51,900
WILD OATS MARKETS INC                 COM       96808B107    1,883    203,300  SH           Sole          N/A      203,300

               TOTAL                                        90,704
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